Operating Segments - Segment Results for Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [Line Items]
Revenue	$ 928,258	$ 809,120	$ 757,956
Payments to repair centers	32,047	15,166	16,970
Revenue less repair payments (non-GAAP)	896,211	793,954	740,986
Depreciation	47,220	20,334	19,954
Other costs	645,145	607,770	580,061
Impairment of goodwill	4,085
Other income, net	(14,375)	(14,594)	(11,230)
Finance expense	17,011	3,204	4,264
Income tax expense	27,183	25,719	15,431
Segment profit	169,942	151,521	132,506
Amortization of intangible assets	15,653	15,783	15,505
Share-based compensation expense	37,520	30,305	30,565
Profit after tax	116,769	105,433	86,436
Addition to non-current assets	44,733	31,807	32,538
Total assets, net of elimination	1,012,329	785,630	759,563
Total liabilities, net of elimination	425,219	233,211	264,607
External customers [member]
Disclosure of operating segments [Line Items]
Revenue	928,258	809,120	757,956
Operating segments [member]
Disclosure of operating segments [Line Items]
Segment operating profit/(loss)	199,761	165,850	140,971
Segment profit before income taxes	197,125	177,240	147,937
Operating segments [member] | WNS Global BPM [member]
Disclosure of operating segments [Line Items]
Revenue	882,016	774,309	722,600
Payments to repair centers	0
Revenue less repair payments (non-GAAP)	882,016	774,309	722,600
Depreciation	46,722	20,130	19,682
Other costs	630,375	588,289	561,870
Segment operating profit/(loss)	204,919	165,890	141,048
Other income, net	(13,298)	(12,572)	(9,757)
Finance expense	16,932	3,204	4,065
Segment profit before income taxes	201,285	175,258	146,740
Income tax expense	27,387	25,503	15,319
Segment profit	173,898	149,755	131,421
Addition to non-current assets	42,973	29,583	32,337
Total assets, net of elimination	892,572	667,261	633,186
Total liabilities, net of elimination	339,660	156,298	181,627
Operating segments [member] | WNS Global BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	881,840	774,235	722,542
Operating segments [member] | WNS Auto Claims BPM [member]
Disclosure of operating segments [Line Items]
Revenue	46,418	34,885	35,414
Payments to repair centers	32,047	15,166	16,970
Revenue less repair payments (non-GAAP)	14,371	19,719	18,444
Depreciation	498	204	272
Other costs	14,946	19,555	18,249
Impairment of goodwill	4,085
Segment operating profit/(loss)	(5,158)	(40)	(77)
Other income, net	(1,077)	(2,022)	(1,473)
Finance expense	79		199
Segment profit before income taxes	(4,160)	1,982	1,197
Income tax expense	(204)	216	112
Segment profit	(3,956)	1,766	1,085
Addition to non-current assets	1,760	2,224	201
Total assets, net of elimination	119,757	118,369	126,377
Total liabilities, net of elimination	85,559	76,913	82,980
Operating segments [member] | WNS Auto Claims BPM [member] | External customers [member]
Disclosure of operating segments [Line Items]
Revenue	46,418	34,885	35,414
Inter segments [member]
Disclosure of operating segments [Line Items]
Revenue	(176)	(74)	(58)
Revenue less repair payments (non-GAAP)	(176)	(74)	(58)
Other costs	$ (176)	$ (74)	$ (58)